Statement of Changes in Net Assets Available for Benefits $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP Plans
Additions to Net Assets Attributed to:
Plans' share of the DTE Energy Company Master Plan Trust investment income	$ 553,346
Interest on participant notes receivable	4,831
Contributions:
Employer	77,764
Participant	128,432
Rollover	11,941
Total contributions	218,137
Net transfers from other sponsored plans and other	6,727
Total Additions	783,041
Deductions from Net Assets Attributed to:
Distributions and withdrawals	(335,979)
Investment advisory and other fees	(2,875)
Net transfers to other sponsored plans and other	(6,727)
Total Deductions	(345,581)
Net Increase	437,460
Net Assets Available for Benefits
Beginning of year	3,630,826
End of year	4,068,286
EBP 002
Additions to Net Assets Attributed to:
Plans' share of the DTE Energy Company Master Plan Trust investment income	356,973
Interest on participant notes receivable	2,199
Contributions:
Employer	47,581
Participant	70,647
Rollover	8,269
Total contributions	126,497
Net transfers from other sponsored plans and other	4,820
Total Additions	490,489
Deductions from Net Assets Attributed to:
Distributions and withdrawals	(207,456)
Investment advisory and other fees	(1,806)
Net transfers to other sponsored plans and other	0
Total Deductions	(209,262)
Net Increase	281,227
Net Assets Available for Benefits
Beginning of year	2,333,908
End of year	2,615,135
EBP 003
Additions to Net Assets Attributed to:
Plans' share of the DTE Energy Company Master Plan Trust investment income	144,126
Interest on participant notes receivable	2,062
Contributions:
Employer	23,301
Participant	39,936
Rollover	2,996
Total contributions	66,233
Net transfers from other sponsored plans and other	0
Total Additions	212,421
Deductions from Net Assets Attributed to:
Distributions and withdrawals	(102,361)
Investment advisory and other fees	(785)
Net transfers to other sponsored plans and other	(6,727)
Total Deductions	(109,873)
Net Increase	102,548
Net Assets Available for Benefits
Beginning of year	963,271
End of year	1,065,819
EBP 004
Additions to Net Assets Attributed to:
Plans' share of the DTE Energy Company Master Plan Trust investment income	35,676
Interest on participant notes receivable	383
Contributions:
Employer	3,472
Participant	13,618
Rollover	129
Total contributions	17,219
Net transfers from other sponsored plans and other	1,820
Total Additions	55,098
Deductions from Net Assets Attributed to:
Distributions and withdrawals	(17,072)
Investment advisory and other fees	(175)
Net transfers to other sponsored plans and other	0
Total Deductions	(17,247)
Net Increase	37,851
Net Assets Available for Benefits
Beginning of year	228,963
End of year	266,814
EBP 006
Additions to Net Assets Attributed to:
Plans' share of the DTE Energy Company Master Plan Trust investment income	16,571
Interest on participant notes receivable	187
Contributions:
Employer	3,410
Participant	4,231
Rollover	547
Total contributions	8,188
Net transfers from other sponsored plans and other	87
Total Additions	25,033
Deductions from Net Assets Attributed to:
Distributions and withdrawals	(9,090)
Investment advisory and other fees	(109)
Net transfers to other sponsored plans and other	0
Total Deductions	(9,199)
Net Increase	15,834
Net Assets Available for Benefits
Beginning of year	104,684
End of year	$ 120,518